Financial liabilities - Schedule of Maturity Analysis for Advances Loans and Lease Liabilities (Details) € in Thousands		6 Months Ended	12 Months Ended
	Jul. 10, 2020	Jun. 30, 2025 EUR (€) loan	Dec. 31, 2024 EUR (€) loan
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Total		€ 105,822	€ 111,036
Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Total		4,831	5,210
Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Total		24,843	24,689
Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Total		45,781	41,725
More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Total		30,366	39,412
Bpifrance
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		1,037	1,637
Bpifrance | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		442	800
Bpifrance | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		595	837
Bpifrance | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
Bpifrance | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
Curadigm interest-free Bpifrance advance
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		325	375
Curadigm interest-free Bpifrance advance | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		100	100
Curadigm interest-free Bpifrance advance | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		200	200
Curadigm interest-free Bpifrance advance | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		25	75
Curadigm interest-free Bpifrance advance | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
HSBC "PGE"
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		1,266	1,903
HSBC "PGE" | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		1,266	1,272
HSBC "PGE" | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	631
HSBC "PGE" | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
HSBC "PGE" | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
Bpifrance "PGE"
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		1,589	2,237
Borrowing, maturity	6 years
Bpifrance "PGE" | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		1,275	1,289
Bpifrance "PGE" | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		314	948
Bpifrance "PGE" | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
Bpifrance "PGE" | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
EIB fixed rate loan
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		97,751	100,389
EIB fixed rate loan | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		467	467
EIB fixed rate loan | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		22,027	19,942
EIB fixed rate loan | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		44,891	40,784
EIB fixed rate loan | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		30,366	39,196
Lease liabilities
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Lease liabilities		3,855	4,495
Lease liabilities | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Lease liabilities		1,282	1,282
Lease liabilities | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Lease liabilities		1,707	2,131
Lease liabilities | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Lease liabilities		866	866
Lease liabilities | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Lease liabilities		€ 0	€ 216
HSBC "PGE" and Bpifrance "PGE"
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowing, number of PGE | loan		2	2
Borrowing, maturity		5 years	5 years
Borrowing, deferment period		1 year	1 year